Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity
7. STOCKHOLDERS’ EQUITY
Common Stock
As of December 31, 2023, the Company’s amended and restated certificate of incorporation authorized the Company to issue up to 11,947,558 shares of $0.0001 par value common stock, of which, 2,634,246 shares were issued and outstanding. Voting, dividend and liquidation rights of the holders of common stock were subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. Holders of common stock were entitled to one vote for each share of common stock; however, the holders of the common stock were not entitled to vote on any amendment to the amended and restated certificate of incorporation that related solely to the terms of one or more outstanding series of preferred stock. The Company had included in issued and outstanding common stock shares of restricted common stock granted by the Company. As of December 31, 2023, there were 2,634,246 common shares issued and outstanding, of which 2,598,752 relate to shares of unrestricted common stock.
The Company amended and restated its certificate of incorporation, effective June 20, 2024, in connection with the Merger. The Company is authorized to issue 150,000,000 shares of common stock at a par value of $0.0001. Holders of voting common stock are entitled to one vote per share. In addition, holders of voting common stock are entitled to receive dividends, if and when declared by the Company’s Board of Directors. As of December 31, 2024, no dividends had been declared.
The Company reserved common stock for future issuance as follows:

	December 31,
	2024	2023
Convertible preferred stock (as converted to common stock)	—	3,647,675
Stock options to purchase common stock	1,626,841	1,002,535
Unvested restricted common stock	—	18,968
Unvested restricted stock units	25,612	—
SAFEs (as converted to common stock)	—	1,519,331
Equity awards available for future issuance under the 2019 Equity Incentive Plan	—	25,208
Equity awards available for future issuance under the 2024 Equity Incentive Plan	976,082	—
Shares reserved for purchase under the 2024 Employee Stock Purchase Plan	147,343	—

	2,775,878	6,213,717

Convertible Preferred Stock
Prior to the conversion upon the closing of the Merger, Legacy Tectonic issued
Series A-1,
A-2,
A-3
and
A-4
convertible preferred stock (the “Convertible Preferred Stock”). Upon the closing of the Merger, all outstanding shares of the Convertible Preferred Stock were converted into 3,647,675 shares of common stock. No shares of Convertible Preferred Stock are authorized for issuance as of December 31, 2024.
Preferred Stock
Subsequent to the Merger, the Company authorized the issuance of 10,000,000 shares of undesignated preferred stock, however no such shares were issued or outstanding as of December 31, 2024.
Changes in Capital Structure
Upon the closing of the Merger, all outstanding shares of convertible preferred stock were converted into an aggregate of 3,647,675 shares of the Company’s common stock and $80.6 million of mezzanine equity was reclassified to common stock and additional paid-in
capital. As of December 31, 2024, there were no shares of convertible preferred stock issued or outstanding.
Upon the closing of the Merger, the principal balance of the SAFE instruments was automatically redeemed for 2,752,216 shares of Legacy Tectonic common stock at the conversion price of $12.40 per share immediately prior to the Merger closing. At closing, shares of Legacy Tectonic common stock issued pursuant to the redemption of Legacy Tectonic SAFEs were converted into 1,470,839 shares of common stock based on the Exchange Ratio, pursuant to the Merger Agreement.
Concurrently with the closing of the Merger, on June 20, 2024, certain investors completed the purchase of shares of Legacy Tectonic common stock pursuant to the Subscription Agreement at a price of $12.40 per share for an aggregate purchase price of $96.6 million. The shares of Legacy Tectonic common stock that were issued pursuant to the Subscription Agreement were converted into 4,163,606 shares of common stock upon the closing of the Merger based on the exchange ratio, pursuant to the Merger Agreement.